UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-7702
                                   --------

 Value Line Asset Allocation Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31, 2006
                         --------------

Date of reporting period: March 31, 2006
                          --------------

Item I.  Reports to Stockholders.
---------------------------------



--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 March 31, 2006
--------------------------------------------------------------------------------






                                   Value Line
                                     Asset
                                   Allocation
                                   Fund, Inc.





                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Asset Allocation Fund earned a total return of 17.61% for the fiscal year ended March 31, 2006. This compared with a total return of 11.73% for the S&P 500 Stock Index(1) and a total return of 2.02% for the Lehman Government/Credit Bond Index(2).

For the five-year period ended March 31, 2006, the Fund earned an annualized total return of 7.97%, versus 3.97% for the S&P 500 and 5.23% for the Lehman Government/Credit Bond Index. For ten years, the Fund earned an annualized total return of 10.59%, versus 8.95% for the S&P 500 and 6.32% for the Lehman Government/Credit Bond Index.

We attribute this record of success to our disciplined investment process. We invest only in stocks that boast strong earnings momentum and/or strong stock price momentum. Rather than attempt to pinpoint where the economy or particular sectors are headed, we select stocks one by one, based on the individual merits of the underlying companies. This is truly a portfolio of growth stocks, in which the great majority of holdings have put together a multi-year record of rising earnings and stock prices.

Risk control is an even more important part of our process. Any holding that shows lagging earnings or stock price momentum is targeted for sale. In addition, the well-diversified portfolio, currently more than 250 stocks across a wide variety of industries, limits the Fund's exposure to particular company or industry problems. At the same time, the high quality of the Fund's holdings, as measured by the companies' proven track records, translates into a lower frequency of negative surprises.

At fiscal year end, about 72.3% of the Fund's assets were invested in stocks, with the remainder split about evenly between bonds and cash. This allocation remained fairly constant during the 12-month period, and was a plus in a year marked by a rising stock market. The Fund's asset allocation is guided by Value Line's proprietary stock and bond market models, which utilize a number of financial and economic variables.

A 20-year veteran of Value Line, Steve Grant, has held primary day-to-day responsibility for the management of the Fund since its inception in 1993. Thank you for your continued confidence.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
May 1, 2006

--------------------------------------------------------------------------------
(1) The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2) The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.


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2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion picked up noticeably during the first quarter of this year, following a disappointing close to 2005, with the nation's gross domestic product expanding by a vigorous 4.8%. The improvement is likely to be followed by more subdued, albeit still appreciable, growth of 3.0%-3.5% over the course of the year. Our forecast assumes that oil prices will stabilize in the range of $65-$70 a barrel, that there will be no supply interruptions from any further deterioration on the global scene, and that interest rates will not rise much further.

Helping to sustain this healthy economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by slower demand for housing. A severe housing pullback does not seem likely at this point, given the expected relatively stable level of long-term interest rates. Our forecast also assumes that inflation will remain fairly stable at benign levels.

Moderating gross domestic product growth and accompanying modest level of inflation would have positive ramifications for the stock market. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate hikes brings about a premature end to the long business expansion.


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                                                                               3

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Asset Allocation Fund, Inc. to that of the Lehman Brothers Government/Credit Bond Index and S&P 500 Index. The Value Line Asset Allocation Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment in the Value Line Asset
       Allocation Fund, Inc., Lehman Brothers Government/Credit Bond Index
                             and the S&P 500 Index*

                                  [LINE CHART]

                   Value Line Asset       S&P 500    Lehman Brothers Government/
    Date            Allocation Fund        Index         Credit Bond Index
    ----            ---------------        -----         -----------------
  3/31/1996              10,000            10,000             10,000
  6/30/1996              10,885            10,449             10,047
  9/30/1996              11,415            10,772             10,224
 12/31/1996              11,827            11,670             10,537
  3/31/1997              11,749            11,981             10,446
  6/30/1997              12,921            14,073             10,826
  9/30/1997              14,299            15,128             11,205
 12/31/1997              14,309            15,562             11,565
  3/31/1998              16,139            17,733             11,740
  6/30/1998              16,574            18,319             12,047
  9/30/1998              14,448            16,496             12,644
 12/31/1998              18,001            20,009             12,661
  3/31/1999              18,101            21,006             12,508
  6/30/1999              19,359            22,487             12,372
  9/30/1999              19,460            21,083             12,439
 12/31/1999              21,580            24,220             12,389
  3/31/2000              22,631            24,775             12,722
  6/30/2000              22,273            24,117             12,906
  9/30/2000              23,271            23,883             13,277
 12/31/2000              21,683            22,015             13,857
  3/31/2001              18,650            19,405             14,300
  6/30/2001              20,544            20,540             14,343
  9/30/2001              17,669            17,526             15,026
 12/31/2001              19,490            19,398             15,035
  3/31/2002              19,694            19,452             14,964
  6/30/2002              18,777            16,846             15,526
  9/30/2002              16,945            13,935             16,411
 12/31/2002              17,002            15,111             16,694
  3/31/2003              16,854            14,635             16,969
  6/30/2003              18,496            16,888             17,567
  9/30/2003              19,209            17,335             17,478
 12/31/2003              20,644            19,445             17,474
  3/31/2004              21,608            19,775             18,012
  6/30/2004              21,653            20,115             17,441
  9/30/2004              21,551            19,738             18,061
 12/31/2004              23,449            21,560             18,206
  3/31/2005              23,267            21,097             18,084
  6/30/2005              24,153            21,386             18,707
  9/30/2005              25,221            22,157             18,527
 12/31/2005              25,606            22,619             18,638
  3/31/2006              27,364            23,572             18,449

* The Standard & Poor's 500 Index is an unmanaged Index that is representative of the large capitalization stocks traded in the United States. The Lehman Brothers Government/Credit Bond Index is an unmanaged Index that generally represents the U.S. Bond Market, with issues having an average maturity of
  9.8 years.

The return for the index does not reflect expenses which are deducted from the Fund's returns.

Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 3/31/06 ..........         17.61%               $11,761
 5 years ended 3/31/06 .........          7.97%               $14,672
10 years ended 3/31/06 .........         10.59%               $27,364

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (Unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 through March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         10/1/05
                                                          value            value           thru
                                                         10/1/05          3/31/06         3/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,085.00        $ 5.87
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.27        $ 5.69

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.13% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.


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                                                                               5

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at March 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Equity Holdings

                                                                   Percentage of
Issue                                  Shares         Value         Net Assets
------------------------------------  --------   --------------   --------------
Hansen Natural Corp. ...............    9,000     $ 1,134,450           0.8%
NII Holdings, Inc. Class B .........   18,000       1,061,460           0.8%
XTO Energy, Inc. ...................   23,666       1,031,128           0.7%
Joy Global, Inc. ...................   16,500         986,205           0.7%
Berkley (W.R.) Corp. ...............   16,350         949,281           0.7%
Oshkosh Truck Corp. ................   15,200         946,048           0.7%
UnitedHealth Group, Inc. ...........   16,360         913,870           0.6%
WellPoint, Inc. ....................   11,595         897,801           0.6%
Tenaris S.A. (ADR) .................    4,700         849,149           0.6%
Valero Energy Corp. ................   13,952         834,051           0.6%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

               Common Stocks                   72.3%
               Bonds & Notes                   12.6%
               Cash & Other                    15.1%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

                                  [BAR CHART]

        Consumer, Non-cyclical                                19.7%
        Industrial                                            17.5%
        Consumer, Cyclical                                    15.1%
        Financial                                             14.0%
        Government                                            12.7%
        Energy                                                 5.4%
        Communications                                         4.4%
        Basic Materials                                        3.9%
        Technology                                             3.5%
        Utilities                                              2.1%
        Mortgage Backed Securities                             1.4%
        Diversified                                            0.3%


--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 2006
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
COMMON STOCKS (72.3%)

               ADVERTISING (0.9%)
     15,000    Harte-Hanks, Inc. ...............................   $    410,250
      5,600    Monster Worldwide, Inc. * .......................        279,216
     10,000    R.H. Donnelley Corp. * ..........................        582,300
                                                                   ------------
                                                                      1,271,766
               AEROSPACE/DEFENSE (1.7%)
      7,500    Aviall, Inc. * ..................................        285,600
      5,000    DRS Technologies, Inc. ..........................        274,350
      8,200    EDO Corp. .......................................        252,970
      3,500    L-3 Communications Holdings, Inc. ...............        300,265
     12,750    Moog, Inc. Class A* .............................        452,497
      8,800    Precision Castparts Corp. .......................        522,720
      7,000    Rockwell Collins, Inc. ..........................        394,450
                                                                   ------------
                                                                      2,482,852
               AIR TRANSPORT (0.5%)
      2,600    FedEx Corp. .....................................        293,644
     11,100    UTI Worldwide, Inc. .............................        350,760
                                                                   ------------
                                                                        644,404
               APPAREL (1.0%)
      5,000    Gildan Activewear, Inc. Class A* ................        237,600
      8,125    Jos A. Bank Clothiers, Inc. * ...................        389,594
      9,000    Phillips-Van Heusen Corp. .......................        343,890
      8,000    Polo Ralph Lauren Corp. Class A .................        484,880
                                                                   ------------
                                                                      1,455,964
               AUTO & TRUCK (0.7%)
     15,200    Oshkosh Truck Corp. .............................        946,048

               AUTO PARTS (0.5%)
      9,000    Johnson Controls, Inc. ..........................        683,370

               BANK (2.3%)
     11,000    Bank of Hawaii Corp. ............................        586,410
      3,500    City National Corp. .............................        268,765
     11,500    Colonial BancGroup, Inc. (The) ..................        287,500
      6,000    Compass Bancshares, Inc. ........................        303,660
      5,000    M&T Bank Corp. ..................................        570,700
      6,800    Mercantile Bankshares Corp. .....................        261,460
      5,600    SVB Financial Group * ...........................        297,080
      4,000    UnionBanCal Corp. ...............................        280,640
      6,000    Wells Fargo & Co. ...............................        383,220
                                                                   ------------
                                                                      3,239,435

     Shares                                                           Value
--------------------------------------------------------------------------------
               BANK -- CANADIAN (0.2%)
      3,400    Royal Bank of Canada ............................   $    286,688

               BANK -- MIDWEST (0.6%)
     10,954    Commerce Bancshares, Inc. .......................        565,993
      2,300    First Midwest Bancorp, Inc. .....................         84,111
      6,000    Marshall & Ilsley Corp. .........................        261,480
                                                                   ------------
                                                                        911,584
               BEVERAGE -- ALCOHOLIC (0.2%)
      3,600    Brown-Forman Corp. Class B ......................        277,092

               BEVERAGE -- SOFT DRINK (0.8%)
      9,000    Hansen Natural Corp. * ..........................      1,134,450

               BIOTECHNOLOGY (0.8%)
      5,000    Genentech, Inc. * ...............................        422,550
      5,700    Techne Corp. * ..................................        342,798
      6,100    United Therapeutics Corp. * .....................        404,308
                                                                   ------------
                                                                      1,169,656
               BUILDING MATERIALS (1.0%)
      8,000    Aleris International, Inc. * ....................        384,560
      3,300    Fluor Corp. .....................................        283,140
      5,000    Jacobs Engineering Group, Inc. * ................        433,700
      6,600    Simpson Manufacturing Company, Inc. .............        285,780
                                                                   ------------
                                                                      1,387,180
               CANADIAN ENERGY (0.6%)
      8,000    Suncor Energy, Inc. .............................        616,160
      4,000    Talisman Energy, Inc. ...........................        212,720
                                                                   ------------
                                                                        828,880
               CEMENT & AGGREGATES (0.9%)
      7,200    Eagle Materials, Inc. ...........................        459,072
      8,100    Florida Rock Industries, Inc. ...................        455,382
      3,400    Martin Marietta Materials, Inc. .................        363,902
                                                                   ------------
                                                                      1,278,356
               CHEMICAL -- DIVERSIFIED (0.3%)
      5,000    Monsanto Co. ....................................        423,750

               CHEMICAL -- SPECIALTY (1.4%)
     10,000    Airgas, Inc. ....................................        390,900
     18,000    Ecolab, Inc. ....................................        687,600
     11,400    Praxair, Inc. ...................................        628,710
      4,200    Sigma-Aldrich Corp. .............................        276,318
                                                                   ------------
                                                                      1,983,528


See Notes to Financial Statements.
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                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
               COAL (1.1%)
     16,500    Joy Global, Inc. ................................   $    986,205
     11,000    Peabody Energy Corp. ............................        554,510
                                                                   ------------
                                                                      1,540,715
               COMPUTER & PERIPHERALS (0.2%)
     10,000    Hewlett-Packard Co. .............................        329,000

               COMPUTER SOFTWARE & SERVICES (1.2%)
      7,000    Adobe Systems, Inc. * ...........................        244,440
      9,500    ANSYS, Inc. * ...................................        514,425
      3,000    Anteon International Corp. * ....................        163,680
      8,000    Cognizant Technology Solutions Corp. Class A * ..        475,920
     10,500    Trident Microsystems, Inc. * ....................        305,130
                                                                   ------------
                                                                      1,703,595
               DIVERSIFIED COMPANIES (2.2%)
      4,000    Acuity Brands, Inc. .............................        160,000
     15,000    AMETEK, Inc. ....................................        674,400
     12,000    ESCO Technologies, Inc. * .......................        607,800
      5,000    Fortune Brands, Inc. ............................        403,150
      8,000    ITT Industries, Inc. ............................        449,760
      5,200    McDermott International, Inc. * .................        283,140
      3,300    Textron, Inc. ...................................        308,187
      5,000    United Technologies Corp. .......................        289,850
                                                                   ------------
                                                                      3,176,287
               DRUG (2.7%)
     10,400    Alkermes, Inc. * ................................        229,320
      2,400    Allergan, Inc. ..................................        260,400
      6,000    Amylin Pharmaceuticals, Inc. * ..................        293,700
      4,500    Barr Pharmaceuticals, Inc. * ....................        283,410
     15,400    Celgene Corp. * .................................        680,988
      7,000    Covance, Inc. * .................................        411,250
      4,000    Genzyme Corp. * .................................        268,880
      7,300    Gilead Sciences, Inc. * .........................        454,206
     10,000    Pharmaceutical Product Development, Inc. ........        346,100
     16,000    Teva Pharmaceutical Industries Ltd. (ADR) .......        658,880
                                                                   ------------
                                                                      3,887,134
               E-COMMERCE (0.2%)
     10,600    Websense, Inc. * ................................        292,348

     Shares                                                           Value
--------------------------------------------------------------------------------
               EDUCATIONAL SERVICES (0.4%)
      5,500    Education Management Corp. * ....................   $    228,800
      4,200    ITT Educational Services, Inc. * ................        269,010
                                                                   ------------
                                                                        497,810
               ELECTRICAL EQUIPMENT (1.5%)
     19,000    Corning, Inc. * .................................        511,290
      2,500    Harman International Industries, Inc. ...........        277,825
      4,000    Rockwell Automation, Inc. .......................        287,640
      6,400    Thomas & Betts Corp. * ..........................        328,832
      9,800    WESCO International, Inc. * .....................        666,498
                                                                   ------------
                                                                      2,072,085
               ELECTRICAL UTILITY -- CENTRAL (0.4%)
     14,000    TXU Corp. .......................................        626,640

               ELECTRICAL UTILITY -- EAST (0.3%)
      7,000    Exelon Corp. ....................................        370,300

               ELECTRICAL UTILITY -- WEST (0.3%)
      8,000    Sempra Energy ...................................        371,680

               ELECTRONICS (0.7%)
      7,000    Amphenol Corp. Class A ..........................        365,260
      7,400    Harris Corp. ....................................        349,946
      8,700    MEMC Electronic Materials, Inc.* ................        321,204
                                                                   ------------
                                                                      1,036,410
               ENTERTAINMENT TECHNOLOGY (0.1%)
      3,000    Scientific Games Corp. Class A* .................        105,390

               ENVIRONMENTAL (0.7%)
     10,000    Republic Services, Inc. .........................        425,100
      4,300    Stericycle, Inc. * ..............................        290,766
      7,000    Waste Connections, Inc. * .......................        278,670
                                                                   ------------
                                                                        994,536
               FINANCIAL SERVICES -- DIVERSIFIED (3.1%)
      4,000    Affiliated Managers Group, Inc.* ................        426,440
      3,300    BlackRock, Inc. Class A .........................        462,000
     11,000    Brown & Brown, Inc. .............................        365,200
      6,000    CIT Group, Inc. .................................        321,120
      9,700    Eaton Vance Corp. ...............................        265,586


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
               FINANCIAL SERVICES -- DIVERSIFIED (continued)
      2,600    Franklin Resources, Inc. ........................   $    245,024
     12,000    Global Payments, Inc. ...........................        636,120
      5,500    Leucadia National Corp. .........................        328,130
      2,500    Legg Mason, Inc. ................................        313,325
      6,000    Principal Financial Group, Inc. .................        292,800
      8,700    ProAssurance Corp. * ............................        452,400
      1,300    Student Loan Corp. (The) ........................        302,900
                                                                   ------------
                                                                      4,411,045
               FOOD PROCESSING (0.5%)
     11,400    Flowers Foods, Inc. .............................        338,580
     12,400    United Natural Foods, Inc. * ....................        433,628
                                                                   ------------
                                                                        772,208
               HOTEL/GAMING (2.2%)
      6,000    Ameristar Casinos, Inc. .........................        154,740
      2,300    Boyd Gaming Corp. ...............................        114,862
      8,600    Choice Hotels International, Inc. ...............        393,708
      6,200    Gaylord Entertainment Co. * .....................        281,356
      3,800    Harrah's Entertainment, Inc. ....................        296,248
      7,500    International Game Technology ...................        264,150
      4,100    Kerzner International Ltd. * ....................        319,062
     17,200    Penn National Gaming, Inc. * ....................        725,496
      7,500    Station Casinos, Inc. ...........................        595,275
                                                                   ------------
                                                                      3,144,897
               HOUSEHOLD PRODUCTS (0.2%)
      7,600    Scotts Miracle-Gro Co. (The), Class A ...........        347,776

               INDUSTRIAL SERVICES (0.9%)
     16,000    C.H. Robinson Worldwide, Inc. ...................        785,440
      6,000    Iron Mountain, Inc. * ...........................        244,440
      6,300    URS Corp. * .....................................        253,575
                                                                   ------------
                                                                      1,283,455
               INFORMATION SERVICES (1.0%)
      4,000    Corporate Executive Board Co. (The) .............        403,600
      5,500    Dun & Bradstreet Corp. (The) * ..................        421,740
      8,000    Moody's Corp. ...................................        571,680
                                                                   ------------
                                                                      1,397,020

     Shares                                                           Value
--------------------------------------------------------------------------------
               INSURANCE -- LIFE (1.4%)
      6,300    AFLAC, Inc. .....................................   $    284,319
      7,500    Delphi Financial Group, Inc. Class A ............        387,225
      5,500    Manulife Financial Corp. ........................        345,235
      6,000    MetLife, Inc. ...................................        290,220
      4,500    Prudential Financial, Inc. ......................        341,145
      6,400    StanCorp Financial Group, Inc. ..................        346,304
                                                                   ------------
                                                                      1,994,448
               INSURANCE -- PROPERTY & CASUALTY (1.5%)
     16,350    Berkley (W.R.) Corp. ............................        949,281
      2,700    Everest Re Group, Ltd. ..........................        252,099
      8,000    HCC Insurance Holdings, Inc. ....................        278,400
      7,600    RLI Corp. .......................................        435,480
      6,000    Sun Life Financial, Inc. ........................        255,360
                                                                   ------------
                                                                      2,170,620
               INTERNET (0.6%)
      5,000    CheckFree Corp. * ...............................        252,500
     12,500    E*Trade Financial Corp. * .......................        337,250
      4,200    F5 Networks, Inc. * .............................        304,458
                                                                   ------------
                                                                        894,208
               MACHINERY (3.0%)
      4,500    Actuant Corp. Class A ...........................        275,490
     10,200    Applied Industrial Technologies, Inc. ...........        454,920
      5,700    Foster Wheeler Ltd. * ...........................        269,667
      6,000    Gardner Denver, Inc. * ..........................        391,200
      3,000    Graco, Inc. .....................................        136,290
      7,500    IDEX Corp. ......................................        391,275
     15,400    JLG Industries, Inc. ............................        474,166
      8,400    Lennox International, Inc. ......................        250,824
      4,600    Manitowoc Company, Inc. (The) ...................        419,290
      5,800    MSC Industrial Direct Co., Inc. Class A .........        313,316
      9,600    Roper Industries, Inc. ..........................        466,848
      4,600    Terex Corp. * ...................................        364,504
                                                                   ------------
                                                                      4,207,790
               MARITIME (0.2%)
      4,700    Kirby Corp. * ...................................        320,117


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
               MEDICAL SERVICES (4.7%)
     10,800    Aetna, Inc. .....................................   $    530,712
      2,600    CIGNA Corp. .....................................        339,612
     10,500    Coventry Health Care, Inc. * ....................        566,790
     10,500    DaVita, Inc. * ..................................        632,205
      8,000    Healthways, Inc. * ..............................        407,520
      7,000    Humana, Inc. * ..................................        368,550
      4,000    Pediatrix Medical Group, Inc. * .................        410,560
     16,000    Sierra Health Services, Inc. * ..................        651,200
      7,500    Sunrise Senior Living, Inc. * ...................        292,275
      4,750    United Surgical Partners International, Inc. * ..        168,197
     16,360    UnitedHealth Group, Inc. ........................        913,870
     10,000    VCA Antech, Inc. * ..............................        284,800
      6,000    Ventiv Health, Inc. * ...........................        199,320
     11,595    WellPoint, Inc. * ...............................        897,801
                                                                   ------------
                                                                      6,663,412
               MEDICAL SUPPLIES (4.9%)
      6,300    AmerisourceBergen Corp. .........................        304,101
      5,700    ArthroCare Corp. * ..............................        272,574
      8,000    Bard (C.R.), Inc. ...............................        542,480
      5,000    Becton Dickinson & Co. ..........................        307,900
      9,000    Cytyc Corp. * ...................................        253,620
     10,000    DENTSPLY International, Inc. ....................        581,500
      6,000    Fisher Scientific International, Inc. * .........        408,300
      6,000    Haemonetics Corp. * .............................        304,620
      5,700    Henry Schein, Inc. * ............................        272,802
      5,200    Hologic, Inc. * .................................        287,820
      3,500    IDEXX Laboratories, Inc. * ......................        302,260
      5,800    Intuitive Surgical, Inc. * ......................        684,400
      6,300    Kyphon, Inc. * ..................................        234,360
      3,000    LCA-Vision, Inc. ................................        150,330
      5,000    McKesson Corp. ..................................        260,650
      8,000    Owens & Minor, Inc. .............................        262,160
      8,000    ResMed, Inc. * ..................................        351,840
     10,000    Respironics, Inc. * .............................        389,100
     11,400    St Jude Medical, Inc. * .........................        467,400
      5,300    Varian Medical Systems, Inc. * ..................        297,648
      1,600    Ventana Medical Systems, Inc. * .................         66,832
                                                                   ------------
                                                                      7,002,697
               METALS & MINING DIVERSIFIED (0.3%)
      7,400    Allegheny Technologies, Inc. ....................        452,732

     Shares                                                           Value
--------------------------------------------------------------------------------
               METALS FABRICATING (0.2%)
      4,300    Harsco Corp. ....................................   $    355,266

               NATURAL GAS -- DISTRIBUTION (0.5%)
      4,400    AGL Resources, Inc. .............................        158,620
     10,500    Southern Union Co. ..............................        260,715
     16,100    UGI Corp. .......................................        339,227
                                                                   ------------
                                                                        758,562
               NATURAL GAS -- DIVERSIFIED (1.4%)
      3,600    Kinder Morgan, Inc. .............................        331,164
     18,000    Southwestern Energy Co. * .......................        579,420
     23,666    XTO Energy, Inc. ................................      1,031,128
                                                                   ------------
                                                                      1,941,712
               OILFIELD SERVICES/EQUIPMENT (0.6%)
      9,000    FMC Technologies, Inc. * ........................        460,980
      3,300    Halliburton Co. .................................        240,966
      3,000    Weatherford International Ltd. * ................        137,250
                                                                   ------------
                                                                        839,196
               PACKAGING & CONTAINER (0.4%)
     15,000    CLARCOR, Inc. ...................................        534,000

               PETROLEUM -- INTEGRATED (1.1%)
     23,000    Chesapeake Energy Corp. .........................        722,430
     13,952    Valero Energy Corp. .............................        834,051
                                                                   ------------
                                                                      1,556,481
               PETROLEUM -- PRODUCING (1.1%)
      4,000    Cimarex Energy Co. ..............................        173,040
     22,500    Range Resources Corp. ...........................        614,475
      4,700    Tenaris S.A. (ADR) ..............................        849,149
                                                                   ------------
                                                                      1,636,664
               PHARMACY SERVICES (1.0%)
      7,000    Caremark Rx, Inc. ...............................        344,260
      6,200    Express Scripts, Inc. * .........................        544,980
      4,400    Medco Health Solutions, Inc. * ..................        251,768
      5,000    Omnicare, Inc. ..................................        274,950
                                                                   ------------
                                                                      1,415,958
               PUBLISHING (0.2%)
      6,000    McGraw-Hill Cos, Inc. (The) .....................        345,720


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
               R.E.I.T. (0.8%)
      8,700    Brookfield Properties Co. .......................   $    297,105
      6,700    General Growth Properties, Inc. .................        327,429
      6,600    LaSalle Hotel Properties ........................        270,600
      3,000    Pan Pacific Retail Properties, Inc. .............        212,700
                                                                   ------------
                                                                      1,107,834
               RAILROAD (1.0%)
      4,300    Burlington Northern Santa Fe Corp. ..............        358,319
      6,400    Canadian National Railway Co. ...................        289,792
      5,200    Canadian Pacific Railway Ltd. ...................        259,844
     10,400    Kansas City Southern * ..........................        256,880
      5,400    Norfolk Southern Corp. ..........................        291,978
                                                                   ------------
                                                                      1,456,813
               RECREATION (0.4%)
     11,250    SCP Pool Corp. ..................................        527,737
      1,750    Shuffle Master, Inc. * ..........................         62,545
                                                                   ------------
                                                                        590,282
               RESTAURANT (1.7%)
      8,000    Cheesecake Factory, Inc. (The) * ................        299,600
      8,500    Darden Restaurants, Inc. ........................        348,755
      5,500    Panera Bread Co. Class A* .......................        413,490
     16,500    RARE Hospitality International, Inc. * ..........        574,695
     15,700    Sonic Corp. * ...................................        551,541
      7,800    Starbucks Corp. * ...............................        293,592
                                                                   ------------
                                                                      2,481,673
               RETAIL -- AUTOMOTIVE (0.3%)
     12,800    O'Reilly Automotive, Inc. * .....................        467,968

               RETAIL -- SPECIAL LINES (2.3%)
      6,700    Burlington Coat Factory Warehouse Corp. .........        304,515
      3,000    Cato Corp. (The) Class A ........................         71,580
     12,000    Chico's FAS, Inc. * .............................        487,680
      9,000    Claire's Stores, Inc. ...........................        326,790
     22,000    Coach, Inc. * ...................................        760,760
      7,000    Coldwater Creek, Inc. * .........................        194,600
      3,000    Dress Barn, Inc. (The) * ........................        143,850
      6,000    GameStop Corp. Class A* .........................        282,840
      7,500    Michaels Stores, Inc. ...........................        281,850
     16,400    Urban Outfitters, Inc. * ........................        402,456
                                                                   ------------
                                                                      3,256,921

     Shares                                                           Value
--------------------------------------------------------------------------------
               RETAIL BUILDING SUPPLY (1.2%)
      8,400    Fastenal Co. ....................................   $    397,656
      5,000    Lowe's Cos, Inc. ................................        322,200
      6,000    Tractor Supply Co. * ............................        398,040
      7,400    Watsco, Inc. ....................................        525,770
                                                                   ------------
                                                                      1,643,666
               RETAIL STORE (0.7%)
      4,500    J.C. Penney Company, Inc. .......................        271,845
     11,000    Nordstrom, Inc. .................................        430,980
      2,100    Sears Holdings Corp. * ..........................        277,704
                                                                   ------------
                                                                        980,529
               SECURITIES BROKERAGE (1.3%)
      4,400    Bear Stearns Companies, Inc. (The) ..............        610,280
      6,600    Investment Technology Group, Inc. * .............        328,680
      5,000    Jefferies Group, Inc. ...........................        292,500
      2,000    Lehman Brothers Holdings, Inc. ..................        289,060
      9,450    Raymond James Financial, Inc. ...................        279,342
                                                                   ------------
                                                                      1,799,862
               SHOE (0.5%)
     14,000    Genesco, Inc. * .................................        544,460
      7,000    Wolverine World Wide, Inc. ......................        154,910
                                                                   ------------
                                                                        699,370
               STEEL -- GENERAL (0.7%)
      3,200    Carpenter Technology Corp. ......................        302,464
      3,500    IPSCO, Inc. .....................................        364,315
      3,000    Nucor Corp. .....................................        314,370
                                                                   ------------
                                                                        981,149
               TELECOMMUNICATION SERVICES (1.2%)
     12,000    American Tower Corp. Class A* ...................        363,840
     18,000    NII Holdings, Inc. Class B* .....................      1,061,460
      6,300    West Corp. * ....................................        281,358
                                                                   ------------
                                                                      1,706,658
               TELECOMMUNICATIONS EQUIPMENT (0.8%)
      6,600    Anixter International, Inc. .....................        315,348
      6,000    Broadcom Corp. Class A* .........................        258,960
     10,000    Marvell Technology Group Ltd.* ..................        541,000
                                                                   ------------
                                                                      1,115,308


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
               THRIFT (0.3%)
     30,457    Hudson City Bancorp, Inc. .......................   $    404,774

               TIRE & RUBBER (0.2%)
      3,500    Carlisle Companies, Inc. ........................        286,300

               TRUCKING/TRANSPORTATION LEASING (0.8%)
     20,000    Hunt (J.B.) Transport Services, Inc. ............        430,800
      5,250    Knight Transportation, Inc. .....................        103,687
     14,400    Landstar System, Inc. ...........................        635,328
                                                                   ------------
                                                                      1,169,815
               WATER UTILITY (0.3%)
     16,266    Aqua America, Inc. ..............................        452,520

               WIRELESS NETWORKING (0.4%)
      8,000    Intermec, Inc. * ................................        244,080
      4,500    Itron, Inc. * ...................................        269,325
                                                                   ------------
                                                                        513,405
               TOTAL COMMON STOCKS
                (Cost $66,916,543) .............................    102,969,764
                                                                   ------------

 Principal
  Amount
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (12.0%)
 $1,000,000    Federal Home Loan Bank,
                 3.50%, 8/15/06 ................................   $    994,551
  2,000,000    Federal Home Loan Bank,
                 4.10%, 6/13/08 ................................      1,960,358
  1,000,000    Federal Home Loan Bank,
                 4.25%, 9/12/08 ................................        982,330
  3,000,000    Federal Home Loan Mortgage Corp.,
                 3.25%, 11/2/07 ................................      2,911,158
  2,500,000    Federal Home Loan Mortgage Corp.,
                 5.75%, 1/15/12 ................................      2,570,730
  2,000,000    Federal Home Loan Mortgage Corp.,
                 5.13%, 7/15/12 ................................      1,993,694
  1,000,000    Federal Home Loan Mortgage Corp.,
                 4.50%, 1/15/13 ................................        961,010
  1,000,000    Federal National Mortgage Association,
                 3.25%, 1/15/08 ................................        969,179
  1,782,724    Federal National Mortgage Association,
                 5.00%, 11/1/34 ................................      1,700,199
  2,000,000    Private Export Funding Corp. Series J,
                 7.65%, 5/15/06 ................................      2,005,832
                                                                   ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $17,274,703) ............................     17,049,041
                                                                   ------------
CORPORATE BONDS & NOTES (0.6%)

               FINANCIAL SERVICES -- DIVERSIFIED (0.6%)
  1,000,000    SLM Corp. 5.04%, 4/1/14** .......................        940,760
                                                                   ------------
               TOTAL CORPORATE BONDS & NOTES
                 (Cost $993,800) ...............................        940,760
                                                                   ------------
               TOTAL INVESTMENT SECURITIES (84.9%)
                 (Cost $85,185,046) ............................    120,959,565
                                                                   ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

 Principal
  Amount
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (14.0%)
 $6,900,000    With Morgan Stanley & Co., 4.44%, dated 3/31/06,
                 due 4/3/06, delivery value $6,902,553
                 (collateralized by $7,250,000 U.S. Treasury
                 Notes 3.625%, due 7/15/09, with a value of
                 $7,043,903) ...................................   $  6,900,000
  6,200,000    With State Street Bank & Trust., 4.25%,
                 dated 3/31/06, due 4/3/06, delivery value
                 $6,202,196 (collaterized by $6,615,000 U.S.
                 Treasury Notes 4.25%, due 8/15/15, with a value
                 of $6,337,026) ................................      6,200,000
  6,800,000    With UBS Securities, LLC, 4.48%, dated 3/31/06,
                 due 4/3/06, delivery value $6,802,539
                 (collateralized by $5,980,000 U.S. Treasury
                 Notes 6.125%, due 11/15/27, with a value of
                 $6,948,265) ...................................      6,800,000
                                                                   ------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $19,900,000) ............................     19,900,000
                                                                   ------------

Principal
 Amount
--------------------------------------------------------------------------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%) ..........   $  1,534,162
                                                                   ------------

NET ASSETS (100%) ..............................................   $142,393,727
                                                                   ============
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE ($142,393,727 [divided by] 6,441,205
  shares outstanding) ..........................................   $      22.11
                                                                   ============

* Non-income producing.

** Rate at 3/31/06. Floating rate changes monthly.

ADR American Depositary Receipt.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $85,185,046) ...................................        $120,959,565
Repurchase agreements
   (Cost -- $19,900,000) ...................................          19,900,000
Cash .......................................................             103,835
Receivable for securities sold .............................           1,216,004
Dividends and interest receivable ..........................             264,058
Receivable for capital shares sold .........................             150,047
Prepaid expenses ...........................................              11,706
                                                                    ------------
     Total Assets ..........................................         142,605,215
                                                                    ------------
Liabilities:
Payable for capital shares repurchased .....................              57,346
Accrued expenses:
   Advisory fee ............................................              77,307
   Service and distribution plan fees ......................              29,733
   Directors' fees .........................................               3,905
   Other ...................................................              43,197
                                                                    ------------
     Total Liabilities .....................................             211,488
                                                                    ------------
Net Assets .................................................        $142,393,727
                                                                    ============
Net assets consist of:
Capital stock, at $.001 par value (authorized
   300,000,000, outstanding 6,441,205 shares) ..............        $      6,441
Additional paid-in capital .................................          99,946,161
Undistributed net investment income ........................             373,757
Accumulated net realized gain
   on investments ..........................................           6,292,849
Net unrealized appreciation of investments
   and foreign exchange translations .......................          35,774,519
                                                                    ------------
Net Assets .................................................        $142,393,727
                                                                    ============
Net Asset Value, Offering and
   Redemption Price, Per Outstanding
   Share ($142,393,727 [divided by] 6,441,205
   shares outstanding) .....................................        $      22.11
                                                                    ============

Statement of Operations for the
Year Ended March 31, 2006
--------------------------------------------------------------------------------

Investment Income:
Interest ..................................................        $  1,371,987
Dividends (net of foreign withholding tax
   of $4,797) .............................................             807,488
                                                                   ------------
   Total Income ...........................................           2,179,475
                                                                   ------------
Expenses:
Advisory fee ..............................................             856,145
Service and distribution plan fees ........................             329,287
Auditing and legal fees ...................................              61,500
Custodian fees ............................................              59,782
Transfer agent fees .......................................              49,275
Insurance, dues and other .................................              36,135
Accounting and bookkeeping expense ........................              32,485
Printing ..................................................              31,025
Directors' fees and expenses ..............................              20,075
Registration and filing fees ..............................              20,075
                                                                   ------------
   Total Expenses Before Custody Credits ..................           1,495,784
   Less: Custody Credits ..................................              (1,382)
                                                                   ------------
   Net Expenses ...........................................           1,494,402
                                                                   ------------
Net Investment Income .....................................             685,073
                                                                   ------------
Net Realized and Unrealized
   Gain on Investments and
   Foreign Exchange Transactions:
   Net Realized Gain ......................................          11,457,630
   Change in Net Unrealized Appreciation on
     Investments and Foreign Exchange
     Transactions .........................................           9,371,890
                                                                   ------------
   Net Realized Gain and Change
     in Net Unrealized Appreciation
     on Investments and Foreign
     Exchange Transactions ................................          20,829,520
                                                                   ------------
   Increase in Net Assets
     from Operations ......................................        $ 21,514,593
                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                          Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Year Ended March 31, 2006 and for the Year Ended March 31, 2005
--------------------------------------------------------------------------------

                                                                           Year Ended          Year Ended
                                                                            March 31,          March 31,
                                                                              2006                2005
                                                                          --------------------------------
Operations:
 Net investment income ..............................................     $     685,073      $     379,032
 Net realized gain on investments ...................................        11,457,630         16,606,359
 Change in net unrealized appreciation/(depreciation) ...............         9,371,890         (7,809,020)
                                                                          --------------------------------
 Increase in net assets from operations .............................        21,514,593          9,176,371
                                                                          --------------------------------
Distributions to Shareholders:
 Net investment income ..............................................          (522,416)          (213,853)
 Net realized gains on investment transactions ......................       (10,444,241)                --
                                                                          --------------------------------
Total Distributions .................................................       (10,966,657)          (213,853)
                                                                          --------------------------------
Capital Share Transactions:
 Proceeds from sale of shares .......................................        15,089,635         11,651,551
 Proceeds from reinvestment of distributions to shareholders ........        10,779,968            209,411
 Cost of shares repurchased .........................................       (21,877,248)       (42,697,023)
                                                                          --------------------------------
 Increase (decrease) in net assets from capital share transactions ..         3,992,355        (30,836,061)
                                                                          --------------------------------
Total Increase (Decrease) in Net Assets .............................        14,540,291        (21,873,543)
Net Assets:
 Beginning of year ..................................................       127,853,436        149,726,979
                                                                          --------------------------------
 End of year ........................................................     $ 142,393,727      $ 127,853,436
                                                                          ================================
Undistributed net investment income, at end of year .................     $     373,757      $     211,025
                                                                          ================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(D) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

(E) Foreign Currency Translation: Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

(F) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                  Year Ended         Year Ended
                                                   March 31,          March 31,
                                                     2006               2005
                                                -------------------------------
Shares sold ..............................           699,602            596,982
Shares issued in reinvestment of
   dividends and distributions ...........           520,520             10,225
Shares repurchased .......................        (1,022,406)        (2,224,672)
                                                -------------------------------
Net increase (decrease) ..................           197,716         (1,617,465)
                                                ===============================

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                     Year Ended
                                                                      March 31,
                                                                        2006
                                                                    ------------
Purchases:
   U.S. Government Agency Obligations ........................      $  2,990,419
   Other Investment Securities ...............................        49,235,747
                                                                    ------------
                                                                    $ 52,226,166
                                                                    ------------
Sales:
   U.S. Government Agency
      Obligations ............................................      $    199,826
   Other Investment Securities ...............................        65,776,436
                                                                    ------------
                                                                    $ 65,976,262
                                                                    ============


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                     March 31, 2006
--------------------------------------------------------------------------------

4. Income Taxes

At March 31, 2006, information on the tax components of capital is as follows:

Cost of investments for tax purposes ..................           $ 105,072,587
                                                                  =============
Gross tax unrealized appreciation .....................           $  36,440,390
Gross tax unrealized depreciation .....................                (653,412)
                                                                  -------------
Net tax unrealized appreciation
   on investments .....................................           $  35,786,978
                                                                  =============
Undistributed ordinary income .........................           $     361,298
                                                                  =============
Undistributed long=term capital gains .................           $   6,292,849
                                                                  =============

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund increased undistributed net investment income by $75, and decreased accumulated net realized gain on investments by $75. Net assets were not affected by this reclassification.

The tax composition of dividends paid during the year ended March 31, 2006 and year ended March 31, 2005 is as follows:

                                                      March 31,        March 31,
                                                        2006             2005
                                                    ----------------------------
Ordinary income ..........................          $   522,416      $   213,853
Long-term capital gains ..................           10,444,241               --
                                                    -----------      -----------
                                                    $10,966,657      $   213,853
                                                    ===========      ===========

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $856,145 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2006. The fee was computed at an annual rate of 0.65% of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.


The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 2006, fees amounting to $329,287 were paid or payable to the Distributor under this Plan.

For the year ended March 31, 2006, the Fund's expenses were reduced by $1,382 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At March 31, 2006, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 1,422,765 shares of the Fund representing approximately 22% of the outstanding shares. In addition, certain officers and directors of the Fund owned 708 shares, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                                  Years Ended March 31,
                                                       ---------------------------------------------------------------------------
                                                           2006            2005            2004            2003            2002
                                                       ---------------------------------------------------------------------------
Net asset value, beginning of year .................   $     20.48     $     19.05     $     14.89     $     17.41     $     16.54
                                                       ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income .............................           .11             .06             .04             .02             .01
 Net gains or losses on securities (both realized
  and unrealized) ..................................          3.37            1.40            4.16           (2.53)            .92
                                                       ---------------------------------------------------------------------------
 Total from investment operations ..................          3.48            1.46            4.20           (2.51)            .93
                                                       ---------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ..............          (.09)           (.03)           (.04)           (.01)           (.06)
 Distributions from net realized gains .............         (1.76)             --              --              --              --
                                                       ---------------------------------------------------------------------------
 Total distributions ...............................         (1.85)           (.03)           (.04)           (.01)           (.06)
                                                       ---------------------------------------------------------------------------
Net asset value, end of year .......................   $     22.11     $     20.48     $     19.05     $     14.89     $     17.41
                                                       ---------------------------------------------------------------------------
Total return .......................................         17.61%           7.68%          28.20%         (14.42)%          5.60%
                                                       ===========================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .............   $   142,394     $   127,853     $   149,727     $   138,162     $   216,207
Ratio of expenses to average net assets(1) .........          1.14%           1.13%           1.11%           1.09%           1.03%
Ratio of net investment income to average net
 assets ............................................          0.52%           0.28%           0.23%           0.09%             --%
Portfolio turnover rate ............................            45%             65%             60%             51%             62%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged for the years ended March 31, 2006, 2005, 2004, 2003 and 2002.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 22, 2006


--------------------------------------------------------------------------------
20

                                          Value Line Asset Allocation Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

During the year ended March 31, 2006, the Fund paid dividends to shareholders of $0.0882 per share from net investment income. For corporate taxpayers, 100% of the ordinary income distributions paid during the fiscal year ended March 31, 2006 qualify for the corporate dividends received deductions. During the fiscal year ended March 31, 2006, 100% of the ordinary income distribution are treated as qualified dividends.

During the year ended March 31, 2006, the Fund paid $1.7630 per share of long-term capital gains to shareholders.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------













The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
22

                                          Value Line Asset Allocation Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's investment advisory agreement (the "Agreement") be approved annually by both the Board of Directors (collectively, "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc., the Fund's investment adviser ("Value Line") (the "Independent Directors"), voting separately. The Directors have determined that the terms of the Fund's Agreement are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings which specifically addressed the approval of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included: (i) information on the investment performance of the Fund compared to a peer group of funds ("Performance Universe") and its benchmark index, each as classified by Lipper, Inc., an independent evaluation service ("Lipper"); (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage; and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. Among other items, this information included data comparing: (i) the Fund's average management fees, transfer agent/ custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds selected by Value Line ("Expense Group") and Lipper ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance to the average performance of the Performance Universe as well as the Lipper Index; (iv) Value Line's financial results and conditions, including Value Line's and certain of its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance and Compliance. The Directors reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Directors noted that the Fund's performance for the one-year, three-year, five-year, and 10-year periods ended December 31, 2005 exceeded the performance of both the Performance Universe average and the Lipper Index. The Directors also determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Investment Advisory Agreement (unaudited)
--------------------------------------------------------------------------------

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Directors concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Directors noted that the Fund's management fee for the most recent fiscal year was less than both the Expense Group average and the Expense Universe average. The Directors also considered the Fund's total expense ratio compared to the average expense ratio of both its Expense Group and Expense Universe. Although the Fund's total expense ratio for the most recent fiscal year was slightly higher than the average expense ratio of its Expense Group, it was below the average expense ratio of its Expense Universe. Based on this information, the Directors concluded that the Fund's management fees and total expense ratio are reasonable and in line with the averages of its Expense Group and Expensive Universe.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided by Value Line and its affiliates under various other contracts, and their overall supervision of third party service providers. Based on this review, the Directors concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliates were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Directors concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------
24

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                           Principal
                                                           Occupation                             Other
                                             Length of     During the                             Directorships
Name, Address, and Age       Position        Time Served   Past 5 Years                           Held by Director
-------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner        Chairman of     Since 1993    Chairman, President and Chief          Value Line, Inc.
Age 71                       the Board of                  Executive Officer of Value Line,
                             Directors and                 Inc. (the "Adviser") and Value
                             President                     Line Publishing, Inc. Chairman
                                                           and President of each of the 14
                                                           Value Line Funds and Value Line
                                                           Securities, Inc. (the "Distributor").
-------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler             Director        Since 2000    Consultant, Academic                   None
18 Victoria Lane                                           Search Consultation Service, Inc.
Lanesboro, MA 01237                                        (1992-2004); Trustee Emeritus
Age 82                                                     and Chairman (1993-1994) of
                                                           the Board of Trustees of Duke
                                                           University; President Emeritus,
                                                           Williams College.
-------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director        Since 1993    Customer Support Analyst, Duke         None
4921 Buckingham Drive                                      Power Company.
Charlotte, NC 28209
Age 64
-------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director        Since 1993    Professor of History, Williams         Berkshire Life
54 Scott Hill Road                                         College, 1961 to 2002,                 Insurance
Williamstown, MA 01267                                     Professor Emeritus since 2002.         Company of
Age 74                                                     President Emeritus since 1994          America
                                                           and President, 1985-1994;
                                                           Chairman (1993-1997) and
                                                           Interim President (2002-2003) of
                                                           the American Council of Learned
                                                           Societies. Trustee since 1997 and
                                                           Chairman of the Board since
                                                           2005, National Humanities Center.
-------------------------------------------------------------------------------------------------------------------
David H. Porter              Director        Since 2000    Visiting Professor of Classics,        None
5 Birch Run Drive                                          Williams College, since 1999;
Saratoga Springs, NY 12866                                 President Emeritus, Skidmore
Age 70                                                     College since 1999 and President,
                                                            1987-1998.


--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                             Principal
                                                             Occupation                           Other
                                               Length of     During the                           Directorships
Name, Address, and Age       Position          Time Served   Past 5 Years                         Held by Director
---------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                              Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
-------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor,            None
1409 Beaumont Drive                                          Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                           since 2004; Senior Financial
Age 57                                                       Advisor, Hawthorn, 2001-2004.
-------------------------------------------------------------------------------------------------------------------
Officers
--------
Stephen E. Grant             Vice President    Since 1993    Portfolio Manager with the
Age 52                                                       Adviser.
-------------------------------------------------------------------------------------------------------------------
Jeffrey D. Geffen            Vice President    Since 2001    Portfolio Manager with the
Age 56                                                       Adviser.
-------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1993    Director, Vice President and
Age 48                       Secretary                       Compliance Officer of the
                             and Chief                       Adviser. Director and Vice
                             Compliance                      President of the Distributor. Vice
                             Officer                         President, Secretary and Chief
                                                             Compliance Officer of each of
                                                             the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer         Since 2005    Controller of the Adviser until
Age 47                                                       2003; Chief Financial Officer of
                                                             the Adviser 2003-2005; Treasurer
                                                             of the Adviser since 2005;
                                                             Treasurer of each of the Value
                                                             Line Funds.
-------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant         Since 2005    Director, Vice President and
Age 51                       Treasurer                       Secretary of the Adviser.
                             Assistant                       Director and Vice President
                             Secretary                       of the Distributor.
-------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26

                                          Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------






                     (This page intentionally left blank.)






--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9 am-5 pm CST, Monday-Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

INVESTMENT ADVISER          Value Line, Inc.
                            220 East 42nd Street
                            New York, NY 10017-5891

DISTRIBUTOR                 Value Line Securities, Inc.
                            220 East 42nd Street
                            New York, NY 10017-5891

CUSTODIAN BANK              State Street Bank and Trust Co.
                            225 Franklin Street
                            Boston, MA 02110

SHAREHOLDER                 State Street Bank and Trust Co.
SERVICING AGENT             c/o BFDS
                            P.O. Box 219729
                            Kansas City, MO 64121-9729

INDEPENDENT                 PricewaterhouseCoopers LLP
REGISTERED PUBLIC           300 Madison Avenue
ACCOUNTING FIRM             New York, NY 10017

LEGAL COUNSEL               Peter D. Lowenstein, Esq.
                            Two Sound View Drive, Suite 100
                            Greenwich, CT 06830

DIRECTORS                   Jean Bernhard Buttner
                            John W. Chandler
                            Frances T. Newton
                            Francis C. Oakley
                            David H. Porter
                            Paul Craig Roberts
                            Nancy-Beth Sheerr

OFFICERS                    Jean Bernhard Buttner
                            Chairman and President
                            Stephen E. Grant
                            Vice President
                            Jeffrey D. Geffen
                            Vice President
                            David T. Henigson
                            Vice President,
                            Secretary and Chief
                            Compliance Officer
                            Stephen R. Anastasio
                            Treasurer
                            Howard A. Brecher
                            Assistant Secretary/
                            Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #535781

Item 2.  Code of Ethics
-----------------------

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.
-----------------------------------------

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services
----------------------------------------------

      (a)   Audit Fees 2005 - $29,185

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2005 -$8,590

      (d)   All Other Fees - None

      (e)(1)Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

      (e)(2)Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2005 -$8,590

      (h)   Not applicable.

Item 11. Controls and Procedures.
---------------------------------

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.
------------------

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)(1)Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

         (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:   /s/ Jean B. Buttner, President
      -----------------------------------
      Jean B. Buttner, President


Date: 06/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner, President
      -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: 06/09/2006